Investments and assets and liabilities held for sale	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Investments and assets and liabilities held for sale
10.	Investments and assets and liabilities held for sale

10.1	Investments

Investments are classified as follows:

Description	2018	2017
Investments	7,663	7,206

Total investments	7,663	7,206

Presented below are the percentage ownership of the Company’s interest in associates and joint ventures and related key information as at December 31, 2018 and 2017.

	December 31, 2018
	Interest held	Current assets	Non-current Assets	Current liabilities	Non-current Liabilities	Equity	Net revenue	Net income (loss)
Associates
Metropolitana Serviços Ambientais Ltda.	50.00%	584	15,330	221	367	15,326	—	(6,677)

	December 31, 2017
	Interest held	Current assets	Non-current Assets	Current liabilities	Non-current Liabilities	Equity	Net revenue	Net income (loss)
Associates
Metropolitana Serviços Ambientais Ltda.	50.00%	5,100	10,764	1,078	373	14,413	—	(1,786)

Changes in investments at December 31, 2018 are as follows:

	Balances at 12/31/2017	Capital contribution and future capital contribution	Share of profit of an associate	Business Combination	Transfer of associates	Other	Balances at 12/31/2018
Associates
Metropolitana Serviços Ambientais Ltda.	7,206	3,685	(3,339)	—	—	111	7,663

Total	7,206	3,685	(3,339)	—	—	111	7,663

Changes in investments at December 31, 2017 are as follows:

	Balances at 12/31/2016	Capital contribution and future capital contribution	Share of profit of an associate	Business Combination	Transfer of associates	Other	Balances at 12/31/2017
Associates
Logística Ambiental de São Paulo – Loga	16,697	—	—	—	(18,073)	1,376	—
Unidade de Tratamento de Resíduos – UTR S.A.	6,643	—	(303)		—	(6,340)	—
CGR – Catanduva Centro Ger. Resíduos Ltda. (a)	4,396	—	176	(4,572)	—	—	—
Terrestre Ambiental Ltda.	7,995	—	—	—	(8,098)	103	—
ATTEND Ambiental Ltda.	2,158	—	—	—	(2,842)	684	—
Metropolitana Serviços Ambientais Ltda.	6,578	1,026	(893)	—	—	495	7,206

Total investments	44,467	1,026	(1,020)	(4,572)	(29,013)	(3,682)	7,206
Goodwill on investment acquisition	70,185	—	—	—	(71,117)	932	—

Total	114,652	1,026	(1,020)	(4,572)	(100,130)	(2,750)	7,206

(a)	On May 31, 2017, the Company became the controlling shareholder (refer to Note 9).

10.2.	Discontinued operations and assets and liabilities held for sale

Discontinued operations are comprised by:

	2018	2017
a) Income Statements
CGR Doña Juana (1.3.1)	27,169	687
Estre Energia Renovável (1.3.4)	1,665	3,245
Guatapará Energia S.A (1.3.4)	1,620	3,064
Companies sold to Latte Participações	—	7,346

Total	30,454	14,342

b) Assets
Leccaros (10.2.2)	—	6,580
Estre Energia Renovável (1.3.4)	56,452	—
Guatapará Energia S.A (1.3.4)	25,005	—

Total	81,457	6,580

b) Liabilities
CGR Doña Juana (10.2.1)	—	23,787
Estre Energia Renovável (1.3.4)	36,384	—
Guatapará Energia S.A (1.3.4)	4,817	—

Total	41,201	23,787

10.2.1.	CGR Doña Juana

At December 31, 2016, the Company classified Doña Juana as an asset held for sale in accordance with IFRS 5. After the investment in Doña Juana was classified as held for sale, the Company accounts for such investment under the equity method in accordance with IAS 28. At November 2018, the Company concluded the sale of Doña Juana (see Note 1.3.1).

For the years ended December 31, 2018, 2017 and 2016, Doña Juana’s profit or loss for the year was as follows:

	2018	2017	2016
Revenue from services rendered	54,782	69,384	52,000
Cost of services	(45,027)	(56,384)	(38,807)

Gross profit	9,755	13,000	13,193
General and administrative expenses	(6,723)	(5,904)	(4,856)
Other operating expenses, net	(15,934)	(1,707)	(1,253)
Finance costs, net	(3,663)	(4,083)	(6,076)
Current and deferred income and social contribution taxes	(474)	41	(927)

Profit (loss) for the year	(17,039)	1,347	81

Main classes of assets and liabilities of CGR Doña Juana classified as held for sale at December 31, 2017 are as follows:

2017
Assets
Current assets
Cash and cash equivalents	3,092
Trade accounts receivable	7,581
Taxes recoverable	436
Advances to suppliers	4,305
Other current assets	2,818

Total current assets	18,232

Non-current assets
Property, plant and equipment	8,862
Intangible assets	6,821
Other current assets	49

Total non-current assets	15,732

Total assets	33,964

2017
Liabilities
Current liabilities
Loans and financing	29,714
Trade accounts payable	21,481
Labor payable	863
Tax liabilities	6,010
Other current liabilities	10,367

Total current liabilities	68,435

Non-current liabilities	—
Capital	6,858
Accumulated losses	(41,329)

Total equity	(34,471)

Total liabilities and equity	33,964

Net cash flows incurred by CGR Doña Juana are as follows:

	2018	2017	2016
Operating activities	22,274	27,404	26,477
Investing activities	(15,911)	(17,675)	(14,216)
Financing activities	(3,562)	(8,053)	(13,115)

Net cash generated/(used)	2,801	1,676	(854)

10.2.2	Disposal of interest in Leccaros.

On April 23, 2018, the Company completed the sale of its 50% interest in Leccaros Participações S.A. (“Leccaros”), for a total selling price of R$22,067, of which R$10,000 in cash was received upon closing the transaction and R$12,067 will be received in 12 equal monthly instalments. Leccaros owned a single asset represented by a land located in São Paulo state and did not have any operations. The net assets of Leccaros as of December 31, 2017, amounted to R$6,580 (R$3,283 attributable to equity holders of the parent). The transaction resulted in a gain on sale of R$37,567 (gain of R$18,784 attributable to equity holders of the parent see Note 27).

As of December 31, 2017, the Company classified its investment in Leccaros as an asset held for sale.

10.2.3	Sale of subsidiaries related to energy business unit

On December 6, 2018, the Company and its Board of Directors approved the plan to sell the Company’s Energy generation business. Negotiations with some investors already started and it is expected that the sale will be completed within one year. (See Note 1.3.4).

For the years ended December 31, 2018, 2017 and 2016, subsidiaries related to energy business unit profit or loss for the year was as follows:

Guatapará Energia S.A.
	2018	2017	2016
Revenue from services rendered	8,659	9,115	8,251
Cost of services	(6,916)	(5,614)	(4,725)

Gross profit	1,743	3,501	3,526
General and administrative expenses	(164)	(299)	(180)
Other operating income (expenses), net	811	1,252	2,482
Finance income (costs), net	(24)	(799)	(1,007)
Current and deferred income and social contribution taxes	(746)	(410)	(331)

Profit for the year from discontinued operation	1,620	3,245	4,490

Estre Energia Renovável Part. S.A.
	2018	2017	2016
Revenue from services rendered	18,310	10,383	4,750
Cost of services	(8,975)	(5,891)	(3,862)

Gross profit	9,335	4,492	888
General and administrative expenses	(1,933)	(1,284)	(703)
Other Operating income (expenses), net	(788)	18	133
Finance income (costs), net	(4,365)	149	(793)
Current and deferred income and social contribution taxes	(584)	(311)	(768)

Profit (loss) for the year from discontinued operation	1,665	3,064	(1,243)

Main classes of assets and liabilities of of subsidiaries related to energy business unit classified as held for sale at December 31, 2018 and 2017 are as follows:

Guatapará Energia S.A.
	2018	2017
Assets
Current assets
Cash and cash equivalents	560	763
Trade accounts receivable	1,536	1,305
Intercompany trade receivable from Grupo Estre (*)	1,427	—
Other current assets	823	746

Total current assets	4,346	2,814

Non-current assets
Property, plant and equipment	21,938	23,048
Other current assets	148	—

Total non-current assets	22,086	23,048

Total assets	26,432	25,862

	2018	2017
Liabilities
Current liabilities
Trade accounts payable	1,785	2,167
Tax liabilities	360	178
Other current liabilities	2,672	3,072

Total current liabilities	4,817	5,417

Non-current liabilities	—	—
Capital	10,682	10,682
Reserves	10,933	9,763

Total equity	21,615	20,445

Total liabilities and equity	26,432	25,862

(*)	The balances of related parties to Estre group companies are eliminated in the Consolidated.

Estre Energia Renovável Part. S.A.
	2018	2017
Assets
Current assets
Cash and cash equivalents	1,095	2,721
Trade accounts receivable	1,323	2,180
Intercompany trade accounts receivable Group Estre (*)	850	—
Other current assets	325	160

Total current assets	3,593	5,061

Non-current assets
Property, plant and equipment	53,693	57,605
Other current assets	16	16

Total non-current assets	53,709	57,621

Total assets	57,302	62,682

	2018	2017

Liabilities
Current liabilities
Trade accounts payable	14,190	16,413
Labor payable	152	87
Tax liabilities	2,416	1,731
Loans from related parties with Group Estre (*)	6,407	20,500

Other current liabilities	16,889	7,671

Total current liabilities	40,054	46,402
Non-current liabilities
Tax liabilities	2,737	2,670

Non-current liabilities	2,737	2,670
Capital	12,000	12,000
Reserves	2,511	1,610

Total equity	14,511	13,610

Total liabilities and equity	57,302	62,682

(*)	The balances of related parties to Estre group companies are eliminated in the Consolidated.

Net cash flows incurred by subsidiaries related to energy business unit are as follows:

Guatapará Energia S.A.
	2018	2017	2016
Operating activities	3,097	5,162	(4,400)
Investing activities	(3,300)	(4,399)	2,519
Financing activities	—	—	2,500

Net cash generated/(used)	(203)	763	619

Estre Energia Renovável Part. S.A.
	2018	2017	2016
Operating activities	(433)	25,076	(4,971)
Investing activities	(1,193)	(22,496)	(16,576)
Financing activities	—	—	21,499

Net cash generated/(used)	(1,626)	2,580	(48)